Related party transactions - Summary of transactions and balances during the year with key management personnel (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Advances and credits	$ 11.0	$ 9.0
Guarantees	0.0	0.0
Deposits	67.0	78.0
Advances and credits, highest amount during the year	12.0	12.0
Guarantees, highest amount during the year	0.0	0.0
Deposits, highest amount during the year	144.0	191.0
Director
Disclosure of transactions between related parties [line items]
Advances and credits	0.1	1.3
Guarantees	$ 0.0	$ 0.0